Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Interest on loans	$ 5,458	$ 5,018
Interest on short-term investments and investment securities	378	512
Total Interest Income	5,836	5,530
Interest Expense
Interest on deposits	1,601	1,700
Interest on Federal Home Loan Bank advances	119	187
Interest on other borrowings	0	22
Total Interest Expense	1,720	1,909
Net Interest Income	4,116	3,621
Provision for Loan Losses	162	137
Net Interest Income after Provision for Loan Losses	3,954	3,484
Non-Interest Income
Mortgage banking and title abstract fees	341	197
Other fees and services charges	55	38
Net gain on the sales of loans	680	114
Gain on sale of SBA loan	32	0
Gain on the sales of investments	331	0
Gain (loss) on sale of other real estate owned	7	(66)
Other	64	62
Total Non-Interest Income, net	1,510	345
Non-Interest Expense
Salaries and employee benefits	2,278	1,687
Directors' fees and expenses	223	230
Occupancy and equipment	347	226
Professional fees	444	287
FDIC deposit insurance assessment	126	87
Other real estate owned expenses	91	166
Advertising	67	41
Other	315	223
Total Non-Interest Expense	3,891	2,947
Income before Income Taxes	1,573	882
Income Taxes	592	354
Net Income	$ 981	$ 528
Earnings per share - basic (in dollars per share)	$ 1.10	$ 0.60
Average shares outstanding - basic (in shares)	888,008	874,566
Earnings per share - diluted (in dollars per share)	$ 1.10	$ 0.60
Average shares outstanding - diluted (in shares)	892,834	878,899